CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions	Total	Common stock, $1 par value	Capital in excess of par value	Retained earnings	Employee stock benefit trust	Treasury stock	Accumulated other comprehensive (loss) income
Fiscal year ended at Jan. 02, 2010	$ 1,362.6	$ 124.1	$ 722.9	$ 1,499.7	$ (243.1)	$ (595.8)	$ (145.2)
Net income	316.9			316.9
Other comprehensive income (loss)	2.3						2.3
Issuance of 2,133,656 shares from treasury in conjunction with HiMEDS remarketing	109.3					109.3
Repurchase of 7,927,344, 316,757 and 2,683,243 shares for treasury for the years ended 2012, 2011 and 2010, respectively	(108.7)					(108.7)
Employee stock benefit trust ("ESBT") transfer of 954,536, 4,316,894 shares to treasury for the years 2011 and 2010 respectively					163.0	(163.0)
Stock issued under stock-based compensation plans of shares, 713,571 and 643,210 for the years 2012 and 2010, including tax of $(3.8), $(1.3) and $.6 for the years 2012, 2011 and 2010, dividends of $.6 and $3.8 paid on stock held in ESBT for the years ended 2011 and 2010 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	52.0		29.8		22.2
Dividends: $1.08, $1.00 and $.80 per share for the year ended 2012, 2011 and 2010, respectively	(88.7)			(88.7)
ESBT market value adjustment			15.3		(15.3)
Fiscal year ended at Jan. 01, 2011	1,645.7	124.1	768.0	1,727.9	(73.2)	(758.2)	(142.9)
Net income	190.1			190.1
Other comprehensive income (loss)	(120.3)						(120.3)
Repurchase of 7,927,344, 316,757 and 2,683,243 shares for treasury for the years ended 2012, 2011 and 2010, respectively	(13.5)					(13.5)
Employee stock benefit trust ("ESBT") transfer of 954,536, 4,316,894 shares to treasury for the years 2011 and 2010 respectively					31.4	(31.4)
Stock issued under stock-based compensation plans of shares, 713,571 and 643,210 for the years 2012 and 2010, including tax of $(3.8), $(1.3) and $.6 for the years 2012, 2011 and 2010, dividends of $.6 and $3.8 paid on stock held in ESBT for the years ended 2011 and 2010 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	38.6		20.7	0.1	16.5	1.3
Stock issued of 844,311 shares under the Savings Plan ("401(k) Plan") for the year ended 2012 (Transfer of 326,185 and 398,093 shares from Treasury and ESBT, respectively, for the year ended 2011)	24.4			(1.1)	15.2	10.3
Dividends: $1.08, $1.00 and $.80 per share for the year ended 2012, 2011 and 2010, respectively	(106.5)			(106.5)
ESBT market value adjustment			(10.1)		10.1
Fiscal year ended at Dec. 31, 2011	1,658.5	124.1	778.6	1,810.5		(791.5)	(263.2)
Net income	215.4			215.4
Other comprehensive income (loss)	(14.8)						(14.8)
Repurchase of 7,927,344, 316,757 and 2,683,243 shares for treasury for the years ended 2012, 2011 and 2010, respectively	(235.2)					(235.2)
Stock issued under stock-based compensation plans of shares, 713,571 and 643,210 for the years 2012 and 2010, including tax of $(3.8), $(1.3) and $.6 for the years 2012, 2011 and 2010, dividends of $.6 and $3.8 paid on stock held in ESBT for the years ended 2011 and 2010 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	41.8		23.2	(3.8)		22.4
Stock issued of 844,311 shares under the Savings Plan ("401(k) Plan") for the year ended 2012 (Transfer of 326,185 and 398,093 shares from Treasury and ESBT, respectively, for the year ended 2011)	25.6			(0.9)		26.5
Dividends: $1.08, $1.00 and $.80 per share for the year ended 2012, 2011 and 2010, respectively	(110.4)			(110.4)
Fiscal year ended at Dec. 29, 2012	$ 1,580.9	$ 124.1	$ 801.8	$ 1,910.8		$ (977.8)	$ (278.0)